Accounting Policies - Additional Information (Detail) £ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2019 GBP (£)	Feb. 28, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease liabilities			£ 633	£ 752
Profit before tax			157	354	£ 232
Liquid Assets			1,600
Notional amount			1,146	£ 1,974
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Undrawn borrowing capacity on revolving credit facility			£ 1,190
Revolving credit facility [Member] | Major Borrowing Amendments [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Notional amount		£ 1,000
Borrowings, maturity year		2026
IFRS 16 [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Lease liabilities	£ 881
Profit before tax	£ 9
Weighted avaerage incremental borrowing rate	5.00%
Cumulative impact of adoption of IFRS for leases	£ 83
Right-of-use assets	424
Additional lease receivable	£ 215
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate			1.38	1.28
Year end foreign exchange rate			1.35	1.37
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate			50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			20 years
Top of range [member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			7 years
Top of range [member] | Platform Assets [Member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets			10 years